[LOGO]  OCEAN STATE
                               TAX EXEMPT FUND


                           REPORT OF THE PRESIDENT
                              October 31, 1999

      1999 has been a volatile year for bonds and especially volatile for the municipal market. Your investment has held up well in this rising rate environment. During the fiscal year the Fund's net asset value dipped from $10.71 to $10.12 while the dividend distribution rate was relatively steady at $0.53 per share down from $0.56 per share in 1998. This decline represents a (0.66)% total rate of return on net asset value. Comparatively, the benchmark Lehman Brothers Municipal Bond Index declined (1.78)% during the same period.

      An investment like Ocean State Tax Exempt Fund ("the Fund") aims to provide as high a level of current net income, exempt from Federal and Rhode Island taxes, as is consistent with preservation of capital. Volatility in the bond market, like this year, has historically been a cyclical phenomenon. For the long-term investor the Fund remains a steady source of income dividends and an opportunity for your double tax-free income to compound tax-free.

      The Federal Reserve's efforts to slow the economy down through a program of three successive rate increases has helped ease inflation fears and inflation is the scourge of any bond investor. Can the stock market maintain its dramatic run? We believe it has surprised most investors with its strength over the last five years. However, investors with tax avoidance in mind could look at the current situation in municipals as a buying opportunity. Reduced net asset values and rising interest rates have boosted the yield of municipal bonds.

      Ocean State continues to increase its Aaa/AAA component and quality of portfolio holdings. The portfolio's emphasis on high-coupon pre-refunded "cushion" bonds has aided the Fund's stability. This structure has helped the Fund outperform during rising interest rate environments.

      The year 2000 will mark the Fund's fourteenth anniversary. Our investment environment has undergone radical changes during this period. However, one significant constant remains. Individuals still have to pay hefty Federal and State taxes. We will strive to assure Ocean State remains an effective tax planning and income tool for the new millenium. We're proud of the Fund's track record and we will work to maintain your trust in the future.

                                       Very truly yours,


                                       /s/ Alfred B. Van Liew


                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees


                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                           as of October 31, 1999
                                 (unaudited)

                                                            Prior
                                   November 1, 1998      Fiscal Year       November 1, 1994    November 1, 1989
                                       through              Ended              through             through
                                   October 31, 1999    October 31, 1998    October 31, 1999    October 31, 1999
                                   ----------------    ----------------    ----------------    ----------------

Total Rate of Return(b)
  Based on:
    Net Asset Value                    (0.66%)              5.46%               5.53%               6.23%
    Offering Price                     (4.67%)              1.20%               4.66%               5.79%

                                        As of               As of
                                   October 31, 1999    October 31, 1998
                                   ----------------    ----------------

30-day Current Yield
  Based on:
    Net Asset Value                     4.91%               4.87%
    Offering Price                      4.72%               4.67%

30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                     7.99%               7.70%
    Offering Price                      7.67%               7.39%

<Fa>  For 1999, shareholders were subject to a combined Federal and State tax rate of 36.78% (31% Federal, 27% State).
<Fb>  Past performance is no guarantee of future results.

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 12.2 years as of October 31, 1999.

      The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis

                               % of Total Portfolio
                                as of       as of
            Rating             10/31/99    10/31/98
            ------             --------    --------

            Aaa/AAA             66.85%      64.74%
            Aa/AA               22.26%      20.45%
            A                    9.33%      13.06%
            Baa/BBB              1.56%       1.75%
            Not Rated               0%          0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.


                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                           as of October 31, 1999

                                ASSETS

Investments at value (identified cost $38,873,555) (Note 1A)                $39,333,853
Cash                                                                            103,679
Interest receivable                                                             601,380
Receivable for fund shares sold                                                  20,000
                                                                            -----------
      Total Assets                                                          $40,058,912

                              LIABILITIES

Distribution payable to shareholders                                        $    66,887
Accrued management fees                                                          20,472
Accrued expenses                                                                 17,588
                                                                            -----------
      Total Liabilities                                                         104,947
                                                                            -----------
      Net Assets                                                            $39,953,965
                                                                            ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                           $    39,954
Additional paid-in capital (Note 4)                                          39,495,154
Accumulated net realized loss on investment transactions                        (41,442)
Net unrealized appreciation of investments                                      460,299
                                                                            -----------
Total-Representing Net Assets at Value for 3,949,710 Shares Outstanding     $39,953,965
                                                                            ===========

Computation of Net Asset Value & Offering Price:
Net Assets                                                                  $39,953,965
Divided by number of shares outstanding                                       3,949,710
Net asset value                                                             $     10.12
                                                                            ===========
Offering price                                                              $     10.54
                                                                            ===========


                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the year ended October 31, 1999


Investment Income
Interest income (Note 1B)                                                $ 2,474,383
Expenses:
  Adviser fees (Note 2)                                     148,114
  Administrator fees (Note 2)                               105,796
  Auditing fees                                              28,900
  Transfer agent fees                                        27,376
  Legal fees and expenses                                    25,094
  Distribution expenses (Note 5)                             20,180
  Trustees fees and expenses                                 19,000
  Shareholder reports                                         9,504
  Custody                                                     5,196
  Pricing fees                                                3,772
  Miscellaneous expenses                                      3,154
  Insurance                                                   1,775
  Registration fees                                             825
                                                         ----------
                                                            398,686
                                                                         -----------
      Net Investment Income                                              $ 2,075,697

Realized and Unrealized Loss on Investments
Net Realized Loss on Investments                            (41,442)
Net Change in Unrealized Appreciation of Investments     (2,307,737)
                                                         ----------
Net Realized and Unrealized Loss on Investments                           (2,349,179)
                                                                         -----------
Net Decrease in Net Assets Resulting from Operations                     $  (273,482)
                                                                         ===========


                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Fiscal Year          Fiscal Year
                                                                           Ended                Ended
                                                                      October 31, 1999     October 31, 1998
                                                                      ----------------     ----------------

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                                 $ 2,075,697          $ 2,140,593
  Net realized gain (loss) on investments                                   (41,442)              41,822
  Change in unrealized appreciation (depreciation) of investments        (2,307,737)              56,057
                                                                        --------------------------------
  Net increase (decrease) in net assets resulting from
   operations                                                              (273,482)           2,238,472

Dividends and distributions to shareholders from:
  Net investment income ($.53 per share in 1999 and $.56 per
   share in 1998)                                                        (2,075,697)          (2,140,593)
  Capital Gain ($.01 per share in 1999 and $.01 per share in
   1998)                                                                    (41,828)             (30,119)
  Net increase (decrease) from fund share transactions (Note 4)            (902,687)           1,554,210
                                                                        --------------------------------
      Total increase (decrease) in net assets                            (3,293,694)           1,621,970

NET ASSETS:
  Beginning of year                                                      43,247,659           41,625,689
                                                                        --------------------------------
  End of year(1)                                                        $39,953,965          $43,247,659
                                                                        ================================

--------------------
<F1>  Including undistributed net investment income                     $         0          $    12,511
                                                                        ================================


                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.

                                             Fiscal       Fiscal       Fiscal       Fiscal       Fiscal
                                              Year         Year         Year         Year         Year
                                             Ended        Ended        Ended        Ended        Ended
                                            10/31/99     10/31/98     10/31/97     10/31/96     10/31/95
                                            --------     --------     --------     --------     --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year          $ 10.71      $ 10.69      $ 10.53      $ 10.59      $ 10.10
Net investment income                           .53          .56          .57          .56          .58
Net realized and unrealized gain (loss)
 on securities                                 (.58)         .03          .16         (.06)         .49
Total from Investment Operations               (.05)         .59          .73          .50         1.07

Less Distributions:
Dividends from net investment income           (.53)        (.56)        (.57)        (.56)        (.58)
Distribution from net realized gains           (.01)        (.01)        (.00)        (.00)        (.00)
Total Distributions                            (.54)        (.57)        (.57)        (.56)        (.58)
Net Asset Value, End of Year                $ 10.12      $ 10.71      $ 10.69      $ 10.53      $ 10.59

Total investment return at Net Asset
 Value(a)                                      (.66)%       5.46%        6.97%        4.89%       10.89%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)     $39,954      $43,248      $41,626      $42,456      $43,088
Ratio of expenses to average net assets         .94%         .94%         .99%         .98%         .98%
Ratio of net investment income to
 average net assets                            4.91%        5.07%        5.25%        5.31%        5.58%
Portfolio turnover                            13.19%       10.30%        2.27%       13.30%       11.77%
Fund expenses per share                         .10          .10          .11          .10          .10
Net investment income per share                 .53          .56          .57          .56          .58
Ratio of expenses to average net assets         .94%         .94%         .99%         .98%         .98%
Ratio of net investment income to
 average net assets                            4.91%        5.07%        5.25%        5.31%        5.58%

<Fa>  Total investment return does not reflect sales load.


                     See Notes to Financial Statements.


                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                              October 31, 1999

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of October 31, 1999 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At October 31, 1999, 97.86% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 1999, 63.06% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 23.05% of the portfolio.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended October 31, 1999, the Fund paid distributions of $41,828 from long-term capital gains realized in the fiscal year ended October 31, 1998. 100% of the income dividends paid by the Fund are exempt from Federal and Rhode Island income taxes.

NOTE 2 Advisory and Administrative Services and Other Affiliated
Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 1999 was $2,000.

      Legal fees and expenses of $25,094 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 1998 through October 31, 1999, the Distributor received $11,021 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended October 31, 1999 purchases and sales of investment securities, other than short-term investments, aggregated $5,516,479 and $6,503,282, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At October 31, 1999, gross unrealized appreciation on investment securities was $1,168,718 and gross unrealized depreciation on investment securities was $708,419.

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

                                                       Shares         Amount
                                                       ------         ------

      Balance at 10/31/97                            3,892,789     $38,918,118
      Shares sold                                      524,456       5,603,144
      Shares issued in reinvestment of dividends       108,162       1,157,248
      Shares redeemed                                 (487,599)     (5,206,182)
      Net increase                                     145,019       1,554,210
      Balance at 10/31/98                            4,037,808     $40,472,328
      Shares sold                                      391,381     $ 4,134,236
      Shares issued in reinvestment of dividends        87,346         911,455
      Shares redeemed                                 (566,825)     (5,948,378)
      Net decrease                                     (88,098)       (902,687)
      Balance at 10/31/99                            3,949,710     $39,569,641

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $20,180 under the Plan during fiscal 1999.

NOTE 6 Year 2000 Problem (unaudited)

      Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". The Fund's Adviser and Administrator have taken measures that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can no assurance that these steps will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem.

                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                           as of October 31, 1999

                                                                                    Ratings
  Principal                                                                         Moody's/              Value
    Amount                                                                    Standard & Poor's(b)      (Note 1)
  ---------                                                                   --------------------      --------

MUNICIPAL SECURITIES (98.45%)(a)
Rhode Island General Obligation and Revenue (52.56%)(a)
$  500,000  Barrington School District 5.00%, 10/1/14                               Aa-3/NR            $   460,000
   100,000  Bristol General Obligation 7.00%, 12/1/08                                A-3/NR                104,850
   120,000  Bristol General Obligation MBIA Insured 6.00%, 12/15/10                 Aaa/AAA                124,800
   250,000  Bristol General Obligation MBIA Insured 5.05%, 8/15/06                  Aaa/AAA                251,563
   300,000  Burrillville General Obligation MBIA Insured 5.75%, 10/15/17            Aaa/AAA                301,125
   200,000  Burrillville General Obligation FGIC Insured 5.70%, 5/1/11              Aaa/AAA                205,250
    75,000  Central Falls General Obligation 7.90%, 7/1/02                          Baa-3/NR                75,469
   200,000  Coventry General Obligation FSA Insured 4.00%, 11/07/07                  Aaa/NR                186,750
   130,000  Coventry General Obligation Pre-refunded U.S. T FGIC
             Insured 7.25%, 11/1/10                                                 Aaa/AAA                136,644
   460,000  Cranston General Obligation MBIA Insured 5.00%, 6/15/02                 Aaa/AAA                466,325
    50,000  Cumberland General Obligation 5.25%, 9/1/04                              A-3/NR                 51,875
   165,000  Cumberland General Obligation MBIA Insured 5.70%, 10/1/11               Aaa/AAA                169,538
   175,000  Cumberland General Obligation MBIA Insured 5.70%, 10/1/12               Aaa/AAA                180,030
   300,000  East Providence General Obligation MBIA Insured 5.70%,
             5/15/10                                                                Aaa/AAA                309,000
   750,000  Foster/Glocester General Obligation Pre-refunded U.S. T
             AMBAC Insured 6.90%, 9/1/11                                            Aaa/AAA                782,310
   135,000  Jamestown General Obligation CGIC Insured 7.00%, 3/15/07                Aaa/AAA                136,187
   250,000  Kent County Water Auth. MBIA Insured 6.35%, 7/15/14                     Aaa/AAA                265,313
   355,000  Lincoln General Obligation MBIA Insured 5.50%, 8/15/10                  Aaa/AAA                360,325
   300,000  Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                    Aaa/NR                304,125
   110,000  Little Compton General Obligation Pre-refunded U.S. T 7.00%,
             1/15/09                                                                 A-1/NR                112,819
   100,000  Narragansett General Obligation MBIA Insured 5.30%, 9/15/09             Aaa/AAA                100,374
   210,000  Newport General Obligation MBIA Insured 6.50%, 8/15/06                  Aaa/AAA                220,237
   100,000  Newport General Obligation Pre-refunded U.S. T 6.80%,
             4/15/09                                                                 A-1/NR                105,374
   100,000  Newport General Obligation Pre-refunded U.S. T 6.80%,
             4/15/10                                                                 A-1/NR                105,374
    75,000  North Kingstown General Obligation 6.70%, 12/15/05                       A-1/NR                 82,874
    80,000  North Kingstown General Obligation 6.80%, 12/15/06                       A-1/NR                 89,500
    80,000  North Kingstown General Obligation Pre-refunded U.S. T
             6.30%, 7/15/07                                                          A-1/NR                 84,100
   120,000  North Providence General Obligation MBIA Insured 6.00%,
             10/01/09                                                               Aaa/AAA                124,950
   100,000  Pawtucket General Obligation Pre-refunded U.S. T MBIA
             Insured 6.75%, 9/15/08                                                 Aaa/AAA                106,250
   500,000  Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15                Aaa/AAA                513,124
   500,000  Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11                Aaa/AAA                523,750
   500,000  Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13                Aaa/AAA                516,250
$  500,000  Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12                Aaa/AAA            $   523,750
   200,000  Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08               Aaa/AAA                199,000
   200,000  Providence Public Bldg. Auth. Pre-refunded U.S. T 7.30%,
             12/1/08                                                                Baa-2/NR               215,250
   300,000  Providence Public Bldg. Auth. Pre-refunded U.S. T 7.30%,
             12/1/09                                                                Baa-2/NR               322,875
   500,000  Providence Public Bldg. Auth. CGIC Insured 7.25%, 12/15/10              Aaa/AAA                522,500
   150,000  Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13              Aaa/AAA                149,063
   500,000  Providence Public Bldg. Auth. AMBAC Insured 5.125%,
             12/15/14                                                               Aaa/AAA                464,375
   185,000  Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18               Aaa/AAA                161,180
   750,000  Providence General Obligation Pre-refunded U.S. T MBIA
             Insured 6.75%, 1/15/11                                                 Aaa/AAA                768,930
   100,000  South Kingstown General Obligation AMBAC Insured 5.00%,
             11/15/08                                                               Aaa/AAA                 99,125
   700,000  Warwick General Obligation MBIA Insured 6.60%, 11/15/06                 Aaa/AAA                747,250
   155,000  Warwick General Obligation Pre-refunded U.S. T FGIC Insured
             7.20%, 11/15/08                                                        Aaa/AAA                158,270
    35,000  Westerly Dunn's Corner Fire District Unlimited Tax Assessment
             7.80%, 6/1/03                                                           A-1/NR                 37,406
    35,000  Westerly Dunn's Corner Fire District Unlimited Tax Assessment
             7.85%, 6/1/04                                                           A-1/NR                 37,888
   800,000  Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
             6.50%, 10/1/06                                                          NR/AAA                856,188
   150,000  Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                    Aaa/AAA                151,875
   650,000  Rhode Island Depositors Economic Protection Corp. MBIA
             Insured 6.55%, 8/1/10                                                  Aaa/AAA                716,925
   215,000  Rhode Island Depositors Economic Protection Corp. CAPMAC
             Guaranteed 6.375%, 8/1/22                                              Aaa/AAA                227,900
   250,000  Rhode Island Depositors Economic Protection Corp. Escrowed
             to Maturity 5.75%, 8/1/21                                               NR/A-                 248,438
   500,000  Rhode Island Economic Development Corp. Airport Revenue
             FSA Insured 5.25%, 7/1/12                                              Aaa/AAA                486,250
   395,000  Rhode Island Economic Development Corp. Airport Revenue
             FSA Insured 5.25%, 7/1/13                                              Aaa/AAA                377,719
   545,000  Rhode Island Economic Development Corp. Airport Revenue
             FSA Insured 5.25%, 7/1/14                                              Aaa/AAA                515,025
   250,000  Rhode Island Economic Development Corp. Airport Revenue
             FSA Insured 5.00%, 7/1/18                                              Aaa/AAA                218,125
   100,000  RI COPS MBIA Insured 5.375%, 10/1/16                                    Aaa/AAA                 95,250
   300,000  Rhode Island Lease Participation Certificate Shepard Bldg.
             AMBAC Insured 5.125%, 6/1/12                                           Aaa/AAA                286,875
$  750,000  Rhode Island Turnpike Authority 5.35%, 12/1/17                            NR/A             $   690,000
   125,000  Rhode Island Public Building Auth. AMBAC Insured 5.20%,
             2/1/06                                                                 Aaa/AAA                126,406
   150,000  Rhode Island Public Building Auth. AMBAC Insured 5.25%,
             2/1/10                                                                 Aaa/AAA                148,875
   150,000  Rhode Island Port Auth. Pre-refunded U.S. T AMBAC Insured
             6.50%, 6/1/08                                                          Aaa/AAA                163,313
   500,000  Rhode Island Refunding Bond Authority AMBAC Insured
             5.00%, 2/1/07                                                          Aaa/AAA                496,875
   500,000  Rhode Island Refunding Bond Authority AMBAC Insured
             5.25%, 2/1/10                                                          Aaa/AAA                496,250
   250,000  Rhode Island Student Loan Auth. Gtd. Std. Lns. 6.20%,
             12/1/09                                                                 Aaa/NR                250,625
   250,000  Rhode Island General Obligation FGIC Insured 7.00%, 7/15/04             Aaa/AAA                274,375
     5,000  Rhode Island General Obligation 7.50%, 6/15/05                          A-1/AA-                  5,040
   300,000  Rhode Island General Obligation FGIC Insured 5.125%, 7/15/14            Aaa/AAA                280,500
   500,000  Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15              Aaa/AAA                501,250
 1,000,000  Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16              Aaa/AAA                967,500
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16                 Aaa/AAA                226,563
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15                 Aaa/AAA                228,125
                                                                                                       -----------
            Total Rhode Island General Obligation and Revenue                                          $20,999,584

Rhode Island Health & Education Building Corporation (29.40%)(a)
$  150,000  Board of Governors CGIC Insured 6.125%, 9/15/10                         Aaa/AAA            $   159,188
   195,000  Board of Governors CGIC Insured 6.15%, 9/15/11                          Aaa/AAA                207,188
   220,000  Brown University 5.40%, 9/1/18                                          Aa-1/AA+               208,175
   375,000  Brown University 6.00%, 9/1/10                                          Aa-1/AA+               382,500
   100,000  Brown University 4.75%, 9/1/12                                          Aa-1/AA+                92,875
   200,000  Brown University 5.90%, 9/1/14                                          Aa-1/AA+               207,500
   400,000  Brown University 5.00%, 9/1/19                                          Aa-1/AA+               353,000
   400,000  Bryant College MBIA Insured 6.50%, 6/1/05                               Aaa/AAA                423,000
   100,000  Bryant College MBIA Insured 5.95%, 6/1/07                               Aaa/AAA                103,125
   100,000  Bryant College MBIA Insured 6.20%, 6/1/13                               Aaa/AAA                103,625
   150,000  Providence College Pre-refunded U.S. T 7.45%, 11/1/03                    Aaa/NR                153,000
   125,000  Providence College Pre-refunded U.S. T 7.50%, 11/1/04                    Aaa/NR                127,500
   120,000  Providence College Pre-refunded U.S. T 7.75%, 11/1/09                    Aaa/NR                122,400
   355,000  Roger Williams College Connie Lee Insured Pre-refunded U.S.
             T 6.50%, 11/15/08                                                       NR/AAA                381,625
   195,000  Roger Williams College Connie Lee Insured 6.50%, 11/15/08               Aaa/AAA                205,238
   355,000  Roger Williams College Connie Lee Insured Pre-refunded U.S. T
             6.625%, 11/15/11                                                        NR/AAA                382,513
$  195,000  Roger Williams College Connie Lee Insured 6.625%, 11/15/11              Aaa/AAA            $   208,406
 1,290,000  South County Hospital Pre-refunded U.S. T 7.25%, 11/1/11                 NR/AAA              1,373,850
   325,000  Roger Williams Realty Corp. Collateral U.S. T 7.50%, 8/1/29              NR/AA-                332,465
   500,000  Salve Regina College Connie Lee Insured 6.25%, 3/15/13                   NR/AAA                520,625
   400,000  Salve Regina College LOC-Fleet Bank Pre-refunded U.S. T
             7.70%, 1/1/20                                                           A-2/NR                410,352
   300,000  Salve Regina College Pre-refunded U.S. T Connie Lee Insured
             6.30%, 3/15/20                                                          NR/AAA                310,125
   525,000  Johnson & Wales College Connie Lee Insured 5.75%, 4/1/12                 NR/AAA                535,500
   750,000  Johnson & Wales College MBIA Insured 5.00%, 4/1/29                      Aaa/AAA                628,125
   500,000  St. Antoine Residence 6.75%, 11/15/18                                   Aa-3/NR                547,500
   500,000  St. Antoine Residence 6.125%, 11/15/18                                  Aa-3/NR                490,000
   575,000  Kent County Hospital MBIA Insured 7.00%, 7/1/10                         Aaa/AAA                603,750
   200,000  Memorial Hospital MBIA Insured 6.50%, 7/1/04                            Aaa/AAA                212,000
   400,000  Miriam Hospital Pre-refunded U.S. T 6.35%, 4/1/08                         NR/A                 428,000
   400,000  Newport Hospital 5.25%, 7/1/19                                            NR/A                 351,000
   300,000  Rhode Island Hospital FGIC Insured 6.70%, 8/15/04                       Aaa/AAA                316,875
   600,000  Women & Infants Hospital CGIC Insured 6.55%, 9/1/13                     Aaa/AAA                630,750
   100,000  United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14                 A/A                  107,125
   125,000  New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15                  NR/AAA                127,030
                                                                                                       -----------
            Total Rhode Island Health & Education Building Corporation                                 $11,745,930

Rhode Island Housing & Mortgage Finance Corporation (15.18%)(a)
$    5,000  9.30%, 7/1/04, FGIC Insured                                             Aaa/AAA            $     5,000
    30,000  7.625%, 10/1/04                                                         Aa-2/AA                 30,600
   200,000  5.65%, 10/1/07                                                            NR/A                 201,250
   300,000  7.80%, 10/1/10, Series A                                                Aa-2/AA+               309,786
   300,000  7.60%, 10/1/20                                                            NR/A                 307,875
    85,000  7.80%, 10/1/11                                                          Aa-2/AA+                86,594
   360,000  7.50%, 10/1/11                                                          Aa-2/AA+               373,500
   190,000  7.80%, 10/1/11                                                          Aa-2/AA+               193,800
   200,000  5.70%, 4/1/15                                                           Aa-2/AA+               195,250
   400,000  5.00%, 10/1/16                                                          Aa-2/AA+               366,000
   500,000  5.75%, 4/1/17                                                           Aa-2/AA+               499,375
   200,000  6.25%, 4/1/17                                                           Aa-2/AA+               202,250
   110,000  7.95%, 10/1/20                                                            NR/A                 112,475
    25,000  7.25%, 10/1/21                                                          Aa-2/AA+                25,780
    25,000  7.875%, 10/1/21, MBIA Insured                                           Aaa/AAA                 25,438
    50,000  7.875%, 10/1/22                                                         Aa-2/AA+                51,000
    35,000  7.75%, 4/1/22                                                           Aa-2/AA+                35,867
   345,000  7.55%, 10/1/22                                                          Aa-2/AA+               357,938
   300,000  6.50%, 10/1/22                                                          Aa-2/AA+               306,375
$1,250,000  6.70%, 10/1/15                                                          Aa-2/AA+           $ 1,285,938
   250,000  5.40%, 10,1/16                                                          Aa-2/AA+               237,500
   500,000  6.15%, 4/1/17                                                           Aa-2/AA+               502,500
    10,000  5.875%, 4/1/25                                                          Aa-2/AA+                10,138
   300,000  6.50%, 4/1/27                                                           Aa-2/AA+               306,000
    35,000  6.85%, 4/1/27                                                           Aa-2/AA+                36,050
                                                                                                       -----------
            Total Rhode Island Housing & Mortgage Finance Corporation                                  $ 6,064,279

Rhode Island Industrial Facilities Corporation (0.72%)(a)
$   25,000  Inge Corporation SBA GTD 9.125%, 10/1/00                                 Aaa/NR            $    25,032
   250,000  Mobil Oil 6.00%, 11/1/14                                                Aa-2/AA                263,750
                                                                                                       -----------
            Total Rhode Island Industrial Facilities Corporation                                       $   288,782
                                                                                                       -----------
            TOTAL RHODE ISLAND BONDS (97.86%)(a)                                                       $39,098,575

Puerto Rico Bonds (0.59%)(a)
$  225,000  Puerto Rico Highway Pre-refunded U.S. T 7.70%, 7/1/03                   Baa1/AAA           $   235,278
                                                                                                       -----------
            TOTAL PUERTO RICO BONDS (0.59%)(a)                                                         $   235,278
                                                                                                       -----------
            TOTAL INVESTMENTS (Cost $38,873,555)(97.30%)(a)                                            $39,333,853

<Fa>  Percentages indicated are based on net assets of $39,953,965 at
      October 31, 1999 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.12.
<Fb>  These municipal securities meet the four highest ratings assigned by
      Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors. The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
<Fc>  Abbreviations used:
         AMBAC  -American Municipal Bond Assurance Corp.
          CGIC  -Capital Guaranty Insurance Co.
          FGIC  -Financial Guaranty Insurance Co.
           FSA  -Financial Security Assurance Inc.
          MBIA  -Municipal Bond Investors Assurance Corp.
           LOC  -Letter of Credit
           BIG  -Bond Investors Guaranty (subsidiary of MBIA)
           SBA  -Small Business Administration
        CAPMAC  -Capital Markets Assurance Corp.


                         OCEAN STATE TAX EXEMPT FUND
              REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of VLC Trust and Shareholders of Ocean State Tax Exempt Fund

      We have audited the accompanying statement of assets and liabilities of Ocean State Tax Exempt Fund (the Fund) (a portfolio of VLC Trust), including the portfolio of investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                       /s/ Ernst & Young, LLP

Boston, Massachusetts
December 10, 1999


Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island  02903

Distributor
  Van Liew Securities Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania  19113

Transfer Agent
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871

Independent Auditors
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  Richard A. Plotkin
  John H. St. Sauveur
  Thomas R. Weschler,
   Vice Admiral, US Navy, Retired

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary




                        [Logo]   OCEAN STATE
                               TAX EXEMPT FUND

                        (The Portfolio of VLC Trust)






                                Annual Report
                              October 31, 1999






                             Interest income exempt
                             from Federal and Rhode
                             Island income taxes
                             from quality municipal
                             bonds.